Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Goodwill	€ 2,104.2	€ 2,105.0
Intangibles	2,469.6	2,468.2
Property, plant and equipment	562.5	563.7
Other non-current assets	7.3	7.1
Derivative financial instruments	1.7	0.7
Deferred tax assets	111.6	106.9
Total non-current assets	5,256.9	5,251.6
Current assets
Cash and cash equivalents	327.7	412.9
Inventories	433.7	446.4
Trade and other receivables	345.1	263.4
Current tax receivable	42.7	40.7
Indemnification assets	0.5	0.5
Short-term investments	5.7	0.0
Derivative financial instruments	6.7	1.2
Total current assets	1,162.1	1,165.1
Total assets	6,419.0	6,416.7
Current liabilities
Trade and other payables	729.9	769.8
Current tax payable	202.2	189.5
Provisions	26.1	35.1
Loans and borrowings	24.7	21.4
Derivative financial instruments	11.5	12.2
Total current liabilities	994.4	1,028.0
Non-current liabilities
Loans and borrowings	2,120.8	2,113.7
Employee benefits	145.2	158.3
Other non-current liabilities	0.5	0.5
Provisions	2.8	1.4
Derivative financial instruments	59.7	97.8
Deferred tax liabilities	430.3	425.1
Total non-current liabilities	2,759.3	2,796.8
Total liabilities	3,753.7	3,824.8
Net assets	2,665.3	2,591.9
Equity attributable to equity holders
Share capital and capital reserve	1,415.1	1,426.1
Share based compensation reserve	23.1	31.4
Translation reserve	113.6	101.0
Other reserves	(12.1)	(24.6)
Retained earnings	1,125.6	1,058.0
Equity attributable to owners of parent	€ 2,665.3	€ 2,591.9